Equity - Changes in Treasury Shares & Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Opening balance	600,634	1,464,025	4,302,122
Purchased/sold	343,623	(863,391)	(2,810,775)
Share-based payments			(27,322)
Closing balance	944,257	600,634	1,464,025
Opening balance	€ (8)	€ (18)	€ (46)
Purchased/sold	(7)	10	28
Closing balance	(15)	(8)	(18)
Opening balance	24,371	22,231
Coupon on Undated subordinated notes issued by NN Group			(34)
Closing balance	27,022	24,371	22,231
Retained earnings [member]
Disclosure of equity [Line Items]
Opening balance	24,371	22,231	19,370
Transfer to/from share of associates and joint ventures reserves	(139)	(265)
Result for the year	5,311	4,851	4,795
Impact of partial divestment of NN Group			(258)
Dividend	(2,564)	(2,521)	(1,393)
Coupon on Undated subordinated notes issued by NN Group			(19)
Employee stock options and share plans	21	75	105
Changes in composition of the group and other changes	22		(369)
Closing balance	€ 27,022	€ 24,371	€ 22,231